Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Share-based payment arrangements [Abstract]
Schedule of Key Assumptions Used in Valuation
The following table summarizes the preliminary fair value for accounting purposes at the measurement date and the key assumptions used in the valuation of the CEO 2025-2027 PSUs and the 2025-2027 PSUs:

	CEO 2025-2027 PSUs	2025-2027 PSUs
Fair value	€4.08 - €5.69	€4.87 - €7.09

Measurement date share price	€6.03	€7.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	44.98%	45.07%
Dividend yield	1.69%	1.37%
Risk-free rate	3.51%	3.68%